Employee Benefits - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Participants Employee	Dec. 31, 2021 Employee Participants
Disclosure Of Defined Benefit Plans [Line Items]
Number of employees sponsored under defined benefit pension plans | Employee	99	105
Estimate of contributions expected to be paid to plan for next annual reporting period | $	$ 0.1
TForce Freight pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Weighted-average duration of defined benefit obligation	18 years
Number of employees active participation under defined benefit pension plan | Participants	8,787	9,399
TFI International pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Weighted-average duration of defined benefit obligation	9 years 8 months 12 days